Investments in subsidiary undertakings, joint ventures and associates - Aggregate carrying amounts of the investments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Investment funds
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	$ 23,620	$ 27,021
Investment funds | Equity securities and holdings in collective investment schemes
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	23,620	27,021
Separate account assets
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	195,070	163,301
Separate account assets | Equity securities and holdings in collective investment schemes
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	195,070	163,301
Other structured entities
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	6,574	14,113
Other structured entities | Debt securities
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	$ 6,574	$ 14,113